Consolidated Statements of Operations and Comprehensive Loss (FY) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 3,553	$ 1,289
Costs and Expenses:
Cost of goods sold	2,763	713
Selling, general and administrative	10,170	8,129
Research and development	1,481	8,109
Goodwill and intangibles impairment	3,951	0
Total costs and expenses	18,365	16,951
Loss from operations	(14,812)	(15,662)
Other income (expense):
Interest expense	0	(504)
Loss on early retirement of long-term debt	0	(500)
Other income, net	28	2
Warrant valuation expense	(67)	0
Change in fair value of warrant liability	1,475	818
Total other income (expense)	1,436	(184)
Loss before income taxes	(13,376)	(15,846)
Income tax (expense) benefit, net	(6)	54
Net loss	$ (13,382)	$ (15,792)
Basic and diluted loss per share (in dollars per share)	$ (37.51)	$ (536.12)
Weighted average shares outstanding - basic and diluted (in shares)	665	33
Other comprehensive income:
Foreign currency translation adjustment	$ (8)	$ (11)
Total comprehensive loss	$ (13,390)	$ (15,803)